FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Rating (Details) - Financial risks management - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	R$ 14,489,143	R$ 14,298,291
Financial Liabilities	89,532,052	74,082,444
Financial liabilities, net of financial assets	75,042,909	59,784,153
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	81,414,652	71,164,531
Amortized cost | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	72,899,882	63,684,326
Amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	5,191,760	3,984,070
Amortized cost | Liabilities for asset acquisition and subsidiaries
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	502,228	541,615
Amortized cost | Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	2,361,098	2,376,459
Amortized cost | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	459,684	578,061
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	8,117,400	2,917,913
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	8,117,400	2,917,913
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	10,724,528	6,848,937
Amortized cost | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	6,835,057	3,249,127
Amortized cost | Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	2,915,206	3,035,817
Amortized cost | Other assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	974,265	563,993
Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	26,338	20,048
Fair value through other comprehensive income | Other investments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	26,338	20,048
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	3,738,277	7,429,306
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	1,341,420	1,098,972
Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	R$ 2,396,857	R$ 6,330,334